Financial Instruments and Financial Risk Management - Summary of Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 63,046	$ 49,833
Other current receivables	179,964	123,492
Cash and cash equivalents	1,363,128	1,573,421	[1]	$ 322,429	$ 1,044,786
Other receivables, noncurrent	31,225	58,081	[1]
Derivative financial assets	8,010	30,242
Short term investments - held at FVTPL	99,971
Short term investments	99,971
Current derivative financial liabilities	21,118	17,427
Non-current derivative financial liabilities	872,428	2,996,220	[1]
Put and call option liabilities - non-current	836,609	348,937	[1]
Put and call option liabilities - current	8,321
Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Trade payables	342,938	277,827
Other payables	22,208	16,642
Total financial liabilities	365,146	294,469
Foreign Currency Derivatives
Disclosure Of Financial Instruments [Line Items]
Foreign currency derivatives - held at FVTPL	410	1,260
Foreign currency derivatives - held as cash flow hedges	7,600	28,982
Foreign currency derivatives - held at FVTPL	35	238
Foreign currency derivatives - held as cash flow hedges	21,083	17,189
$250.0 Million Convertible Note Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Non-current derivative financial liabilities	90,682	1,060,167
$400.0 Million Convertible Note Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Non-current derivative financial liabilities	492,801	1,217,491
$600.0 Million Convertible Note Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Non-current derivative financial liabilities	288,945	718,562
Financial assets at amortised cost, category [member]
Disclosure Of Financial Instruments [Line Items]
Trade receivables	63,046	49,833
Other current receivables	179,964	123,492
Cash and cash equivalents	1,363,128	1,573,421
Other receivables, noncurrent	31,225	58,081
Total financial assets	1,637,363	1,804,827
Put and Call Option Liabilities
Disclosure Of Financial Instruments [Line Items]
Put and call option liabilities - non-current	836,609	348,937
Put and call option liabilities - current	8,321
Total Put and call option liabilities	$ 844,930	$ 348,937

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.